Organization and Nature of Business (Tables)	6 Months Ended
Jun. 30, 2021
Organization and Nature of Business
Schedule of details of subsidiaries of Company and principal business activities

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Tantech Holdings Ltd (“Tantech” or “Tantech BVI”)	November 9, 2010	BVI	Parent	Holding Company

USCNHK Group Limited (“USCNHK”)	October 17, 2008	Hong Kong	100% by the Parent	Holding Company

EAG International Vantage Capitals Limited (“Euroasia”)	April 27, 2015	Hong Kong	100% by the Parent	Holding Company

Tantech Holdings (Lishui) Co. Ltd. (“Lishui Tantech”)	April 7, 2016	Lishui, Zhejiang Province, China	100% by USCNHK	Holding Company

Euroasia New Energy Automotive (Jiangsu) Co. Ltd. (“Euroasia New Energy”)	October 24, 2017	Zhangjia Gang, Jiangsu Province, China	100% by Euroasia	Holding Company

Shanghai Jiamu Investment Management Co., Ltd (“Jiamu”)	July 14, 2015	Shanghai, China	100% by Euroasia	Holding Company

Hangzhou Wangbo Investment Management Co., Ltd (“Wangbo”)	February 2, 2016	Hangzhou, Zhejiang Province, China	100% by Jiamu via VIE arrangements	Holding Company

Hangzhou Jiyi Investment Management Co., Ltd (“Jiyi”)	February 2, 2016	Hangzhou, Zhejiang Province, China	100% by Jiamu	Holding Company

Shangchi Automobile Co., Ltd. (“Shangchi Automobile”)	Acquired on July 12, 2017	Zhangjia Gang, Jiangsu Province, China	51% by Wangbo and 19% by Jiyi	Manufacturing and sale of specialty electric and non-electric vehicles and power batteries

Shenzhen Yimao New Energy Sales Co., Ltd. (“Shenzhen Yimao”)	November 13, 2018	Shenzhen, Guangdong Province, China	100% by Shangchi Automobile	Electric vehicles sales

Lishui Xincai Industrial Co., Ltd. (“Lishui Xincai”)	December 14, 2017	Lishui, Zhejiang Province, China	100% by Lishui Tantech	Holding Company

Zhejiang Tantech Bamboo Charcoal Co., Ltd. (“Tantech Charcoal”)	September 5, 2002	Lishui, Zhejiang Province, China	100% by Lishui Xincai	Manufacturing, selling and trading various products made from bamboo and charcoal

Lishui Jikang Energy Technology Co., Ltd. (“Jikang Energy”)	January 2, 2020	Lishui, Zhejiang Province, China	100% by Lishui Xincai	Holding Company

Hangzhou Tanbo Tech Co., Ltd. (“Tanbo Tech”)	December 8, 2015	Hangzhou, Zhejiang Province, China	100% by Lishui Xincai	Exploring business opportunities outside Lishui area

Zhejiang Tantech Bamboo Technology Co., Ltd. (“Tantech Bamboo”)	December 31, 2005	Lishui, Zhejiang Province, China	100% by Jikang Energy	Manufacturing and sale of various products made from bamboo

Zhejiang Shangchi New Energy Automobile Co., Ltd. (“Zhejiang Shangchi”)	November 12, 2020	Lishui, Zhejiang Province, China	100% by Lishui Tantech	Sales of automobiles

Lishui Smart New Energy Automobile Co., Ltd. (“Lishui Smart”)	November 16, 2020	Lishui, Zhejiang Province, China	100% by Lishui Tantech	Research, development and manufacturing new energy automobiles